TDR - By Type of Modification (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	$ 1,719		$ 152		$ 2,584
Adjusted Interest Rate [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	379		0		917
Combination of Rate and Payment [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	182	[1]	0	[1]	869	[1]
Combination Of Rate And Maturity [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	1,158	[2]	152	[2]	721	[2]
Extension of Maturity Date [Member]
Financing Receivable, Modifications [Line Items]
Loans Modified As Troubled Debt Restructurings During Period	$ 0		$ 0		$ 77

[1]	) Terms include combination of interest rate adjustments and interest-only payments with deferral of principal.
[2]	(2) Terms include combination of interest rate adjustments and extensions of maturity.